Restructuring Activity Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Curtailments	$ (2,923)	$ 0	$ 0
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements	(3,915)	0	0
Restructuring Reserve		636	1,050	$ 0
Restructuring Costs and Asset Impairment Charges	(34,664)	2,960	(10,239)
Non-cash write-down of Inventory	53,971	0	0
Restructuring charges - additional to be incurred	8,533
Multiemployer Plans, Withdrawal Obligation	5,500		720
2015 Restructuring Plan [Domain]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, costs incurred to date	50,627
Inventory Valuation Reserve [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve	0	0	0	0
Restructuring Costs and Asset Impairment Charges	(25,656)		(1,236)
One-time Termination Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve	8,301	0	129	0
Restructuring Costs and Asset Impairment Charges	(17,012)	(937)	(2,702)
Restructuring Reserve, Current	2,801
Restructuring Reserve, Noncurrent	5,500
Contract Termination [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve	232	636	921	$ 0
Restructuring Costs and Asset Impairment Charges	(444)	(186)	(1,448)
Restructuring Reserve, Current	232
Pension Plans
Restructuring Cost and Reserve [Line Items]
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Curtailments	(2,923)	0	0
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements	$ (3,915)	$ 0	$ 0